Ordinary Shares	12 Months Ended
Dec. 31, 2015
Ordinary Shares [Abstract]
Ordinary Shares

16. Ordinary Shares

Upon the incorporation of the Company in December 2013, the Founding Shareholders of the Group subscribed 29,983,883 ordinary shares of the Company at par value of US$0.0001. In August 2014, the Company repurchased 1,925,063 ordinary shares from the Founding Shareholders. Upon the initial public offering in May 2015, the Company issued 37,950,000 Class A ordinary shares.

In November 2015, the Board of Directors of approved the Company to repurchase up to US$10,000 worth of its own outstanding American depositary shares over the course of the next 12 months from November 2015. The Company's proposed repurchases may be made from time to time on the open market at prevailing market prices, in privately negotiated transactions, in block trades and/or through other legally permissible means, depending on market conditions and in accordance with applicable rules and regulations. The Board of Directors of the Company will review the share repurchase program periodically, and may authorize adjustment of its terms and size. The Company plans to fund repurchases made under this program from its available cash balance.In December 2015, the Company repurchased 803,811 ordinary shares from the open market.